S000084283 [Member] Performance Management - UBS Select 100% US Treasury Preferred Fund	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	There is no performance information quoted for the fund as the fund has not yet operated for a full calendar year as of the date of this prospectus.
Performance One Year or Less [Text]	There is no performance information quoted for the fund as the fund has not yet operated for a full calendar year as of the date of this prospectus.